Derivative Instruments (Schedule Of Estimated Amount Of Net Gains Associated With Derivatives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized gains to be reclassified to contract drilling expense	$ (1.7)
Net realized gains to be reclassified to depreciation expense	0.9
Net realized (losses) to be reclassified to interest expense	(0.4)
Net gains to be reclassified to earnings	$ (1.2)